Subsequent Events	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 8. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than as described below:
On January 26, 2021, the Company effectuated a 5-for-6 split of the Founder Shares, resulting in an aggregate outstanding amount of 8,625,000 Founder Shares. All shares and associated amounts have been retroactively restated to reflect the stock split.
On January 26, 2021, the Company entered into a promissory note pursuant to which Energy Capital Partners Management, LP (“ECP”) agreed to loan the Company up to $300,000 to be used for a portion of the expenses of this offering. As of January 27, 2021, the Company had borrowed approximately $166,238 under the promissory note with ECP. The entire unpaid principal balance under the promissory note will be payable on the earlier of (i) December 31, 2021 or (ii) the date on which the Company consummates an initial public offering of its securities.
On January 24, 2021, the Company entered into a forward purchase agreement pursuant to which the GSAM Client Accounts committed to purchase up to $50,000,000, and the Company agreed to sell to the GSAM Client Accounts such amount, of a number of units, consisting of one share of the Company’s Class A common stock and one-quarter of one warrant, for $10.00 per forward purchase unit, in a private placement that will close simultaneously with the closing of the Company’s initial business combination.
Each whole forward purchase warrant is exercisable to purchase one share of the Company’s Class A common stock at $11.50 per share. The forward purchase warrants will have the same terms as the public warrants and the forward purchase shares will be identical to the shares of Class A common stock included in the units being sold in the Proposed Public Offering, except the forward purchase shares and the forward purchase warrants will be subject to transfer restrictions and certain registration rights. The funds from the sale of the forward purchase units may be used to fund the purchase price of the business combination or for the working capital needs of the post-transaction company. The forward purchase agreement is independent of the percentage of stockholders electing to redeem their public shares and may provide the Company with an increased minimum funding level for the initial business combination. The forward purchase agreement is subject to conditions, including the GSAM Client Accounts giving the Company their written consent to purchase the forward purchase units no later than five days after the Company notifies the GSAM Client Accounts that the Company’s board of directors will meet to consider entering into a definitive acquisition agreement for the Company’s initial business combination. If the GSAM Client Accounts do not purchase at least $25,000,000 in forward purchase units at the closing of the Company’s initial business combination, the GSAM Client Accounts will forfeit and return to the Company’s sponsor 50% of the shares of Class B common stock they acquire from the Company’s sponsor in connection with the forward purchase agreement that are held by the GSAM Client Accounts at that time. There can be no assurance that the GSAM Client Accounts will acquire any forward purchase units pursuant to the forward purchase agreement.

Note 9 — Subsequent events
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date the condensed consolidated financial statements were issued. Based upon this review, except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
On July 18, 2021,
 the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) by and among the Company, Merger Sub, and Fast Radius, Inc., a Delaware corporation (“Fast Radius”), pursuant to which Merger Sub will merge with and into Fast Radius, with Fast Radius surviving such merger as a wholly owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). At the closing of the Merger (the “Closing”), the Company will be renamed “Fast Radius, Inc.” (the Company, following the Closing, the “Combined Company”). The Transactions are expected to be consummated in the fourth quarter of 2021, subject to the fulfillment of certain conditions.
Subject to the terms of the Merger Agreement, the aggregate merger consideration with respect to all holders of Fast Radius securities outstanding immediately prior to the Closing, which will be issued in the form of shares or equity awards relating to shares of Class A common stock, will equal 100,000,000 shares of Class A common stock at a deemed value of $10.00 per share (the “Aggregate Merger Consideration”).
The Aggregate Merger Consideration will be issued to holders of Fast Radius securities at the Closing in accordance with the Merger Agreement, except that the issuance to holders of Fast Radius capital stock and Vested RSUs (as defined in the Merger Agreement) of a portion of the Aggregate Merger Consideration in an amount equal to 10,000,000 shares of Class A common stock (the “Fast Radius Earn Out Shares”) will be subject to the satisfaction of certain price targets set forth in the Merger Agreement during the five-year period following the Closing (the “Earn Out Period”), which price targets will be based upon (i) the daily volume-weighted average sale price of shares of Class A common stock quoted on The Nasdaq Capital Market (“NASDAQ”), or the exchange on which the shares of Class A common stock are then traded, for any 20 trading days within any 30 consecutive trading day period within the Earn Out Period or (ii) the per share consideration received in connection with the occurrence of certain change of control events of the combined company following Closing specified in the Merger Agreement (any such event, an “Acquiror Sale”). In the event of an Acquiror Sale in which the per share consideration received is less than a price target set forth in the Merger Agreement that has not previously occurred, the applicable provisions of the Merger Agreement will terminate and no Fast Radius Earn Out Shares will be issuable thereunder with respect to such price target in connection with or following completion of such Acquiror Sale. The Fast Radius Earn Out Shares will be issuable in two equal tranches of 5,000,000 shares of Class A common stock at the time that the Class A common stock reaches a value, as calculated above, of $15.00 and $20.00, respectively, and will be allocated among the applicable holders of Fast Radius capital stock and Vested RSUs on a pro rata basis in accordance with the Merger Agreement.
In connection with the Closing, the shares (the “Founder Shares”) of Class B common stock issued prior to the Company’s initial public offering that are held by the Sponsor, our independent directors and GSAM will automatically convert into shares of Class A common stock on a one-for-one
basis (the “Converted Shares”). 10% of the Converted Shares held by the Sponsor (the “Sponsor Earn Out Shares”) will be subject to vesting upon the satisfaction of certain price targets set forth in the sponsor support agreement the Company entered into with the Sponsor and its independent directors concurrently with the execution of the Merger Agreement (the “Sponsor Support Agreement”) during the Earn Out Period, which price targets will be based upon the (i) the daily volume-weighted average sale price of shares of Class A common stock quoted on NASDAQ, or the exchange on which the shares of Class A common stock are then traded, for any 20 trading days within any 30 consecutive trading day period within the Earn Out Period or (ii) the per share consideration received in connection with an Acquiror Sale. In the event of an Acquiror Sale in which the per share consideration received is less than a price target set forth in the above that has not previously occurred, the applicable provisions of the Sponsor Support Agreement will terminate and no Sponsor Earn Out Shares will be issuable thereunder with respect to such price target in connection with or following completion of such Acquiror Sale. The Sponsor Earn Out Shares will vest in two equal tranches of 407,000 shares of Class A common stock at the time that the Class A common stock reaches a value, as calculated above, of $15.00 and $20.00, respectively.
In connection with the execution of the Merger Agreement, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors, including the Sponsor (collectively, the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, an aggregate of
7,500,000
shares of Class A common stock (1,000,000 shares of which will be issued and sold to the Sponsor in its capacity as a PIPE Investor) for a purchase price of
$10.00
per share, or an aggregate of
$75,000,000,
in a private placement (the “PIPE Investment”). The closing of the PIPE Investment will occur substantially concurrently with the consummation of the Business Combination and is conditioned thereon and on other customary closing conditions. The shares of Class A common stock to be issued pursuant to the Subscription Agreements will not be registered under the Securities Act and will be issued in reliance upon the exemption provided under Section 4(a)(2) of the Securities Act.
Concurrently with the execution of the Merger Agreement, the Company, the Sponsor and GSAM, in its capacity as investment adviser on behalf of the GSAM Client Accounts, entered into the Side Letter to the Forward Purchase Agreement, pursuant to which GSAM irrevocably consented to purchase from the Company, and the Company agreed to issue and sell to GSAM, 2,500,000 Forward Purchase Units, each consisting of the Forward Purchase Shares and the Forward Purchase Warrants, at a price of $10.00 per Forward Purchase Unit, or an aggregate of $25,000,000, in a private placement to be consummated substantially concurrently with the consummation of the Business Combination. Each whole Forward Purchase Warrant will be exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share. The Company and the Sponsor also waived GSAM’s potential obligation to forfeit shares of Class B common stock under the circumstances contemplated by the Forward Purchase Agreement in connection with the Closing.
On July 30, 2021, the Company issued an unsecured promissory note in the principal amount of $1,500,000 to an affiliate of its Sponsor, which may be drawn down by the Company from time to time upon written notice to the lender. The Note does not bear interest and is repayable in full upon consummation of the Company’s Business Combination. If the Company does not complete a Business Combination, the Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the holder of the Note (or a permitted assignee) shall have the option, but not the obligation, to convert all or a portion of the unpaid principal balance of the Note into that number of Working Capital Warrants equal to the principal amount of the Note so converted divided by $1.50. The terms of the Working Capital Warrants will be identical to the terms of the warrants issued by the Company to the Sponsor in a private placement that took place simultaneously with the Company’s initial public offering. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. As of
September 1, 2021
, the Company had borrowed approximately $249,700 under the Note.